Calamos Antetokounmpo Sustainable Equities Fund

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE
COMMON STOCKS (99.5%)

	Communication Services (6.8%)

1,222	Alphabet, Inc. - Class A#	$159,911

1,492	Verizon Communications, Inc.	48,356

		208,267

	Consumer Discretionary (10.9%)

120	Home Depot, Inc.	36,259

788	LKQ Corp.	39,014

407	NIKE, Inc. - Class B	38,917

652	Sony Group Corp. (ADR)	53,731

409	Starbucks Corp.	37,330

993	TJX Cos., Inc.	88,258

200	Tractor Supply Company	40,610

		334,119

	Consumer Staples (6.4%)

109	Costco Wholesale Corp.	61,581

958	Darling Ingredients, Inc.#	50,008

560	McCormick & Company, Inc.	42,358

386	Target Corp.	42,680

		196,627

	Financials (11.0%)

736	HDFC Bank, Ltd. (ADR)	43,431

485	Intercontinental Exchange, Inc.	53,360

312	Jack Henry & Associates, Inc.	47,156

74	MSCI, Inc.	37,968

372	PNC Financial Services Group, Inc.	45,670

282	Travelers Companies, Inc.	46,053

267	Visa, Inc. - Class A	61,413

		335,051

	Health Care (12.0%)

802	CVS Health Corp.	55,996

631	Edwards Lifesciences Corp.#	43,716

726	Gilead Sciences, Inc.	54,406

721	Merck & Company, Inc.	74,227

736	Novo Nordisk, A/S (ADR)	66,932

143	Thermo Fisher Scientific, Inc.	72,382

		367,659

	Industrials (12.7%)

611	Canadian Pacific Kansas City, Ltd.	45,464

102	Deere & Company	38,493

256	Ferguson, PLC	42,104

575	Otis Worldwide Corp.	46,178

223	Quanta Services, Inc.	41,717

167	Rockwell Automation, Inc.	47,740

213	Trane Technologies, PLC	43,220

NUMBER OF SHARES		VALUE

239	United Parcel Service, Inc. - Class B	$37,253

290	Waste Management, Inc.	44,208

		386,377

	Information Technology (29.1%)

168	Accenture, PLC - Class A	51,594

84	Adobe, Inc.#	42,832

1,066	Apple, Inc.	182,510

329	Applied Materials, Inc.	45,550

1,007	Cisco Systems, Inc.	54,136

118	Intuit, Inc.	60,291

636	Microsoft Corp.	200,817

124	NVIDIA Corp.	53,939

378	SAP SE (ADR)	48,883

541	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	47,013

393	TE Connectivity, Ltd.	48,547

329	Texas Instruments, Inc.	52,314

		888,426

	Materials (5.0%)

1,015	Ball Corp.	50,527

240	Ecolab, Inc.	40,656

161	Linde, PLC	59,948

		151,131

	Real Estate (3.0%)

328	American Tower Corp.	53,940

340	Prologis, Inc.	38,151

		92,091

	Utilities (2.6%)

647	National Grid, PLC (ADR)	39,228

586	Sempra	39,865

		79,093

	TOTAL COMMON STOCKS (Cost $3,081,486)	3,038,841

TOTAL INVESTMENTS (99.5%) (Cost $3,081,486)		3,038,841

OTHER ASSETS, LESS LIABILITIES (0.5%)		14,054

NET ASSETS (100.0%)		$3,052,895

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.

ABBREVIATION

ADR	American Depositary Receipt

See accompanying Notes to Schedule of Investments

Notes to Schedule of Investments (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Antetokounmpo Sustainable Equities Trust (the “Trust”), a Delaware statutory trust organized on August 15, 2022, consists of a single series, Calamos Antetokounmpo Sustainable Equities Fund (the “Fund”), which commenced operations on February 3, 2023. The Trust currently offers Class A, Class C, Class I, and Class R6 shares. The Fund’s investment objective is long-term capital appreciation.

Calamos Antetokounmpo Asset Management LLC (“CGAM”), serves as the Fund’s adviser (“Advisor”). CGAM is jointly owned by Calamos Advisors LLC and Original C Fund, LLC, an entity whose voting rights are wholly owned by Original PE, LLC which, in turn, is wholly owned by Giannis Sina Ugo Antetokounmpo. Calamos Advisors LLC serves as the Fund’s subadviser (“Subadviser”).

The Fund will, under normal circumstances, invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of issuers domiciled in the U.S. that, in the view of the “Subadviser”, have above average growth potential and meet certain environmental, social and governance (“ESG”) criteria. The Fund may invest up to 20% of its net assets in American Depositary Receipts (“ADRs”), which are securities representing equity ownership in foreign issuers. The Fund may invest in companies of any size and seeks diversification by economic sector.

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and the Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The Fund’s Board of Trustees (“Board” or “Trustees”), including a majority of the Trustees who are not “interested persons” of the Fund, have designated the Advisor to perform fair valuation determinations related to all Fund investments under the oversight of the Board. As “valuation designee” the Advisor has adopted procedures to guide the determination of the net asset value (“NAV”) on any day on which the Fund’s NAVs are determined. The valuation of the Fund’s investments is in accordance with these procedures.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.

Securities that are principally traded in foreign markets are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the Advisor’s pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the Advisor, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the Advisor, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Portfolio to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at September 30, 2023 was as follows*:

Cost basis of investments	$3,081,486

Gross unrealized appreciation	167,586
Gross unrealized depreciation	(210,231)

Net unrealized appreciation (depreciation)	$(42,645)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.